Vessels Under Construction (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Long-term Purchase Commitment [Line Items]
Loss Contingency, Receivable, Proceeds	$ 45,000	$ 0
Payments made towards commitments for construction of certain carriers and tankers	0		$ 86,942
Teekay LNG
Long-term Purchase Commitment [Line Items]
Loss Contingency, Receivable, Proceeds	45,000
Expected cost of project	410,267
Estimated remaining payments required to be made under newbuilding contract remainder of 2018	359,665
Estimated remaining payments required to be made under newbuilding contract in 2019	9,733
Unrecorded Unconditional Purchase Obligation, Due within Three Years	27,191
Unrecorded Unconditional Purchase Obligation, Due within Four Years	13,678
Teekay LNG | Consolidated Entities [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project	60,586
Estimated remaining payments required to be made under newbuilding contract remainder of 2018	9,984
Estimated remaining payments required to be made under newbuilding contract in 2019	9,733
Unrecorded Unconditional Purchase Obligation, Due within Three Years	27,191
Unrecorded Unconditional Purchase Obligation, Due within Four Years	13,678
Teekay LNG | Equity Method Investments [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project	349,681
Purchase Commitment, Remaining Minimum Amount Committed	349,681
Estimated remaining payments required to be made under newbuilding contract in 2019	0
Unrecorded Unconditional Purchase Obligation, Due within Three Years	0
Unrecorded Unconditional Purchase Obligation, Due within Four Years	$ 0